Combined and Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Current Assets:
Cash and cash equivalents		$ 3,404,900	$ 5,648,749
Accounts receivable, net		269,362	287,193
Prepayments and other current assets		3,189,114	788,351
Short-term investment			10,300,869
Total Current Assets		7,153,349	18,375,425
Vessels, net		45,822,485	49,722,428
Property and equipment, net		43,064	6,506
Deferred dry-docking cost, net		912,082	682,637
Right-of-use asset-operating lease, net		570,427	1,560,385
Prepayments and other non-current assets		865,685	475,000
Total Non-Current Assets		48,213,743	52,446,956
Total Assets		55,367,092	70,822,381
Current Liabilities:
Current maturity of long-term loan		1,130,492	1,656,288
Accounts payable		1,040,207	1,025,427
Accrued expenses and other current liabilities		2,966,309	1,113,103
Operating lease liabilities – current		225,919	1,437,353
Financing lease liabilities – current		3,102,919	3,338,390
Long-term payable, current			507,479
Total Current Liabilities		29,698,023	34,064,396
Long-term loan		157,981	1,252,657
Operating lease liabilities-non-current		344,508
Financing lease liabilities-non-current		7,389,836	10,677,310
Total Non-Current Liabilities		7,892,325	11,929,967
Total Liabilities		37,590,348	45,994,363
COMMITMENTS AND CONTINGENCIES (Note 14)
Shareholders’ Equity:
Additional paid-in capital		16,074,148	12,457,680
Retained earnings		1,698,484	12,367,670
Total Shareholders’ Equity		17,776,744	24,828,018
Total Liabilities and Equity		55,367,092	70,822,381
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	[1]	3,596	2,152
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	[1]	516	516
Related Parties
Current Assets:
Accounts receivable-related parties		84,740	1,018,315
Due from related parties		205,233	331,948
Current Liabilities:
Advance from customers-related party		614,819	433,125
Due to related parties		$ 20,617,358	$ 24,553,231

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and share consolidations as described in Note 13.